Short-term bank loans (Details) - USD ($)		Sep. 30, 2018	Sep. 30, 2017
Short-term Debt [Line Items]
Short-term bank loans		$ 1,455,580	$ 1,652,917
Effective interest rate at 5.89% per annum, due on July 16,2018 - Bank of China (Lishui Branch)
Short-term Debt [Line Items]
Short-term bank loans	[1]	0	300,530
Effective interest rate at 5.89% per annum, due on July 21, 2018 - Bank of China (Lishui Branch)
Short-term Debt [Line Items]
Short-term bank loans	[2]	0	1,352,387
Effective interest rate at 6.09% per annum, due on January 10, 2019 Bank of China (Lishui Branch)
Short-term Debt [Line Items]
Short-term bank loans	[3]	$ 1,455,580	$ 0

[1]	On August 25, 2017, Forest Food, a subsidiary of the Company, entered into a loan agreement with the Bank of China (Lishui Branch) to borrow RMB 2 million (equivalent of $300,530) as working capital for eleven months, with a due date on July 16, 2018 at an annual effective interest rate of 5.89%. The loan was secured by the real property and land use right owned by Forasen Group Co., a related party. The loan was also guaranteed by Zhejiang Lishui Xinyite Automation Technology Co., Ltd., Lishui Kaige Bearing Co., Ltd., and Zhejiang MeiFeng Tea Industry co., Ltd, three unrelated parties, as well as two principal officers of the Company. The loan was repaid upon maturity.
[2]	On July 21, 2017, Forest Food, a subsidiary of the Company, entered into a loan agreement with the Bank of China (Lishui Branch) to borrow RMB 9 million (equivalent of $1,352,387) as working capital for one year, with a due date on July 21, 2018 at an annual effective interest rate of 5.89%. The loan was secured by the real property and land use right owned by Forasen Group Co., a related party. The loan was also guaranteed by Zhejiang Lishui Xinyite Automation Technology Co., Ltd., Lishui Kaige Bearing Co., Ltd., and Zhejiang MeiFeng Tea Industry co., Ltd, three unrelated parties, as well as two principal officers of the Company. The loan was repaid upon maturity.
[3]	On July 11, 2018, Forest Food, a subsidiary of the Company, entered into a loan agreement with the Bank of China (Lishui Branch) to borrow RMB 10 million (equivalent of $1,455,580) as working capital for six months, with a due date on January 10, 2019 at an annual effective interest rate of 6.09%. The loan is secured by the real property and land use right owned by Forasen Group Co., a related party. The loan is also guaranteed by Zhejiang Lishui Xinyite Automation Technology Co., Ltd., Lishui Kaige Bearing Co., Ltd., and Zhejiang MeiFeng Tea Industry co., Ltd, three unrelated parties, as well as two principal officers of the Company.